Significant Accounting Policies And Practices (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Significant Accounting Policies And Practices [Abstract]
Debt issuance costs	$ 53.1	$ 56.9
Shipping and handling costs	193.2	192.5	$ 162.5
Advertising costs	30.9	34.1	28.7
Exchange losses on foreign currency transactions	$ 4.7	$ 4.9	$ 1.2
Percentage greater than the largest amount of recognized income tax positions which likely of being realized	50.00%